PROVISIONS (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
PROVISIONS
Balance at beginning of the year	¥ 42,438	¥ 42,007	¥ 39,407
Provision for the year	1,563	1,408	1,567
Accretion expenses	1,343	1,418	1,438
Decrease for the year	(1,490)	(2,439)	(598)
Exchange adjustments	(141)	44	193
Balance at end of the year	¥ 43,713	¥ 42,438	¥ 42,007